FAIR VALUE MEASUREMENTS (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total	$ 96,857,912	$ 79,648,650
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total	96,857,912	79,648,650
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	90,800,257	75,712,861
Mutual funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total	90,800,257	75,712,861
Mutual funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Mutual funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Universal Insurance Holdings Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total	3,136,990	1,872,371
Universal Insurance Holdings Common Stock Fund | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total		255,781
Universal Insurance Holdings Common Stock Fund | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total	3,136,990	1,872,371
Universal Insurance Holdings Common Stock Fund | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Universal Insurance Holdings Common Stock Fund | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total	2,920,665	2,063,418
Self-directed brokerage accounts | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total	2,920,665	2,063,418
Self-directed brokerage accounts | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Self-directed brokerage accounts | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Money Market Funds | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total	325,806	215,473
Interest-Bearing Cash | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total	419,933	280,905
Corporate Common Stock, Mutual Funds, and Exchange-Traded Funds | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total	2,174,926	$ 1,567,040
Universal Insurance Holdings Common Stock Fund | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total	$ 266,537